Utility Plant and Leases - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases [Abstract]
2017	$ 6,929
2018	4,837
2019	3,449
2020	2,411
2021	1,098
Thereafter	2,730
Total minimum lease payments	$ 21,454